SIGNIFICANT - SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	60 Months Ended	69 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Equipment	$ 0		$ 0		$ 0	$ 34,851		$ 0	$ 0
Computer equipment	0		0		0	3,179		0	0
Furniture and fixtures	0		0		0	2,363		0	0
Total property and equipment	0		0		0	40,393		0	0
Less accumulated depreciation	0		0		0	22,004		0	0
Property and equipment - net	0		0		0	18,389		0	0
Depreciation Expense	$ 0	$ 1,452	$ 0	$ 7,260	$ 7,260	$ 15,155	$ 33,014	$ 33,014	$ 33,014